Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of inventories

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Gold-in-process and stockpiles	791.0	814.6
Consumable stores	258.1	265.2
Total inventories	1,049.1	1,079.8
Heap leach and stockpiles inventories included in non-current assets[1]	(349.8)	(251.9)
Total current inventories[2,3]	699.3	827.9
[1]Relates to heap leach and stockpiles inventories which will not be processed within the next 12 months.
[2]The cost of consumable stores consumed during the year and included in cost of sales amounted to US$392.2 million (2023: US$400.8 million).
[3] During 2024, a net realisable value adjustment to stockpiles of US$3.0 million (2023: US$33.8 million at Damang) was processed at Cerro Corona.